Other operating income (expense), net (Details) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Operating Income Expense Net
Write-off for disasters	[1]	S/ (9,688)
Income from management and administrative services provided to related parties, note 25		1,560	S/ 1,103	S/ 505
Recovery of expenses		796	1,053	2,533
Income from land rental and office lease, note 25		682	700	664
Net (loss) gain on disposal of property, plant and equipment		42	(3,466)	6,851
Net income from sale of impaired inventories			2,593
Changes in the estimation of rehabilitation provision, note 13			(5,259)	(514)
Impairment of inventories				(9,335)
Other minor, net		2,251	5,720	3,209
Total other operating income (expense), net		S/ (4,357)	S/ 2,444	S/ 3,913

[1]	During the first quarter of 2017, Peru was affected by the natural phenomenon Coastal El Nino, which caused heavy rains, floods and mudslides in northern Peru since mid-February. The economic losses associated with damage to inventories, machinery and equipment and cost overruns for damage to roads necessary for the distribution of merchandise to customers amounted to S/9,688,000, this amount is presented net of compensation recognized by the insurance company. Of the total amount recognized by the insurance company, S/9,380,000 are pending collection as of December 31, 2017, see note 7(a).